Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of other provisions [abstract]
Summary of Provisions by Type
16 Provisions

Provisions by type
	2018	2017
Reorganisation provisions	613	1,097
Other provisions	399	616
	1,011	1,713

Summary of Changes in Reorganisation Provisions
Reorganisation provisions

Changes in reorganisation provisions
	2018	2017
Opening balance	1,097	1,482
Additions	53	53
Interest
Unused amounts reversed	–49	–58
Utilised	–487	–369
Exchange rate differences		–1
Other changes	–2	–10
Closing balance	613	1,097

Summary of Changes in Other Provisions
Other provisions

Changes in other provisions
	Litigation		Other		Total
	2018	2017	2018	2017	2018	2017
Opening balance	365	353	251	193	616	546
Effect of changes in accounting policy			11		11
Additions	59	186	35	135	95	321
Interest			1		1
Unused amounts reversed	–76	–90	–37	–73	–113	–163
Utilised	–186	–82	–28	–23	–214	–105
Exchange rate differences	–4	–3	1	–8	–3	–11
Other changes	6	1	–0	27	6	28
Closing balance	165	365	234	251	399	616